BUSINESS COMBINATIONS (Tables)	12 Months Ended
Mar. 31, 2026
PJ Marine Singapore Pte Ltd [Member]
Business Combination [Line Items]
SCHEDULE OF BUSINESS ACQUISITION
Fair value of consideration transferred	US$
Cash consideration paid at closing	965,000
Fair value of deferred consideration	794,032
Total consideration transferred	1,759,032

SCHEDULE OF ASSETS ACQUIRED AND LIABILITIES ASSUMED
Net tangible assets acquired	US$
Assets
Cash and cash equivalents	521,927
Accounts receivable, net	576,370
Prepaid expenses and other current assets, net	250
Total assets acquired	1,098,547

Liabilities
Accounts payable	20,227
Accruals and other current liabilities	529,072
Dividend payable	426,092
Income tax payable	44,841
Total liabilities assumed	1,020,232

Net tangible assets acquired	78,315

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3.	BUSINESS COMBINATIONS – CONTINUED

Acquisition of PJ Marine Singapore Pte. Ltd. - Continued

Allocation of purchase consideration	US$
Net tangible assets acquired	78,315
Customer relationship intangible assets (Note 9)	737,757
Deferred tax liabilities (Note 11)	(125,419)
Total identifiable net assets acquired	690,653
Goodwill (Note 8)	1,068,379
Total consideration transferred	1,759,032

Peijun Marine Consultant Co Ltd [Member]
Business Combination [Line Items]
SCHEDULE OF BUSINESS ACQUISITION
Fair value of consideration transferred	US$
Cash consideration paid at closing	250,531
Fair value of deferred consideration	210,580
Total consideration transferred	461,111

SCHEDULE OF ASSETS ACQUIRED AND LIABILITIES ASSUMED

Net tangible assets acquired	US$
Assets
Cash and cash equivalents	357,512
Accounts receivable, net	118,604
Total assets acquired	476,116

Liabilities
Accounts payables	128,851
Accruals and other current liabilities	109,280
Dividend payable	237,895
Total liabilities assumed	476,026

Net tangible assets acquired	90

Allocation of purchase consideration	US$
Net tangible assets acquired	90
Customer relationship intangible assets (Note 9)	412,655
Deferred tax liabilities (Note 11)	(68,088)
Total identifiable net assets acquired	344,657

Reconciliation of goodwill:
Total consideration transferred	461,111
Add: Fair value of non-controlling interest	307,407
Less: Identifiable net assets acquired	(344,657)
Goodwill (Note 8)	423,861

PJ Marine Shanghai Co Ltd [Member]
Business Combination [Line Items]
SCHEDULE OF BUSINESS ACQUISITION
Fair value of consideration transferred	US$
Cash consideration paid at closing	602,500
Fair value of deferred consideration	508,661
Total consideration transferred	1,111,161

SCHEDULE OF ASSETS ACQUIRED AND LIABILITIES ASSUMED
Net tangible assets acquired	US$
Assets
Cash and cash equivalents	154,852
Accounts receivable, net	162,533
Prepaid expenses and other current assets, net	20,265
Total assets acquired	337,650

Liabilities
Accounts payables	10,220
Dividend payable	168
Total liabilities assumed	10,388

Net tangible assets acquired	327,262

Allocation of purchase consideration	US$
Net tangible assets acquired	327,262
Customer relationship intangible assets (Note 9)	154,912
Deferred tax liabilities (Note 11)	(38,728)
Total identifiable net assets acquired	443,446

Reconciliation of goodwill:
Total consideration transferred	1,111,161
Add: Fair value of non-controlling interest	740,774
Less: Identifiable net assets acquired	(443,446)
Goodwill (Note 8)	1,408,489